OTHER ACCOUNTS RECEIVABLE (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfOtherAccountsReceivableLineItems [Line Items]
Other accounts receivable, gross	$ 54.6	$ 47.4
Allowances	(0.6)	(0.6)
Other accounts receivable, net	54.0	46.8
Receivables for refund from suppliers and related services
DisclosureOfOtherAccountsReceivableLineItems [Line Items]
Other accounts receivable, gross	19.5	18.1
Loans receivable
DisclosureOfOtherAccountsReceivableLineItems [Line Items]
Other accounts receivable, gross	2.3	4.0
Receivables from subtenants and business partners
DisclosureOfOtherAccountsReceivableLineItems [Line Items]
Other accounts receivable, gross	1.4	1.4
Personnel receivables
DisclosureOfOtherAccountsReceivableLineItems [Line Items]
Other accounts receivable, gross	0.6	0.4
Accounts receivables
DisclosureOfOtherAccountsReceivableLineItems [Line Items]
Other accounts receivable, gross	23.8	23.9
Prepayments of lease expenses
DisclosureOfOtherAccountsReceivableLineItems [Line Items]
Other accounts receivable, gross	7.7	5.9
Prepayments of sales and other taxes
DisclosureOfOtherAccountsReceivableLineItems [Line Items]
Other accounts receivable, gross	2.7	2.4
Prepayments, other
DisclosureOfOtherAccountsReceivableLineItems [Line Items]
Other accounts receivable, gross	4.6	1.7
Prepayments
DisclosureOfOtherAccountsReceivableLineItems [Line Items]
Other accounts receivable, gross	15.0	10.0
Sublease receivables
DisclosureOfOtherAccountsReceivableLineItems [Line Items]
Other accounts receivable, gross	4.9	0.0
Guarantee deposits
DisclosureOfOtherAccountsReceivableLineItems [Line Items]
Other accounts receivable, gross	0.2	0.2
Other
DisclosureOfOtherAccountsReceivableLineItems [Line Items]
Other accounts receivable, gross	10.7	13.3
Other receivables
DisclosureOfOtherAccountsReceivableLineItems [Line Items]
Other accounts receivable, gross	$ 15.8	$ 13.5